Note 7-Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
December 31, 2013
Deferred tax assets
Net operating losses	$767,134
Less: valuation allowance	(767,134)
Net deferred tax asset	$0